Fixed Assets. Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Computer equipment	2,343,061	2,285,185	358,595
Office building	588,685	588,685	92,378
Leasehold improvements	141,065	194,336	30,496
Office furniture and equipment	135,759	158,784	24,917
Others	19,757	27,786	4,360
	3,228,327	3,254,776	510,746
Less: Accumulated depreciation	(1,860,149)	(1,916,807)	(300,789)
Construction in progress	25,289	6,815	1,069
	1,393,467	1,344,784	211,026